UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2017	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Common Stock (96.6%)
Aerospace & Defense (3.0%)
Boeing	3,500	$572
Northrop Grumman	1,900	435
Raytheon	5,000	721
United Technologies	3,600	395

		2,123

Agricultural Products (2.0%)
Bunge	12,300	851
Fresh Del Monte Produce	9,500	544

		1,395

Air Freight & Logistics (0.8%)
FedEx	800	151
United Parcel Service, Cl B	3,800	415

		566

Aircraft (0.1%)
Lockheed Martin	368	93

Apparel Retail (0.5%)
Children’s Place	3,400	330

Automotive (0.8%)
Cooper-Standard Holding*	3,300	347
Toyota Motor ADR	1,900	220

		567

Automotive Retail (0.6%)
Murphy USA*	6,700	427

Banks (4.0%)
Bank of Montreal	6,700	507
Bank of Nova Scotia	4,100	245
Canadian Imperial Bank of Commerce	6,900	588
National Bank of Canada	4,700	203
PNC Financial Services Group	4,300	518
Royal Bank of Canada	2,300	165
Toronto-Dominion Bank	7,700	399
Washington Federal	1,600	52
Wells Fargo	3,600	203

		2,880

Biotechnology (0.4%)
Amgen	1,700	266

Cable & Satellite (0.7%)
Cogeco Communications	9,100	497

Commercial Services (1.2%)
Convergys	9,800	243

	Shares	Value (000)
Commercial Services (continued)
Sykes Enterprises*	8,400	$235
Western Union	19,900	390

		868

Computers & Peripherals (0.4%)
Canon ADR	10,700	316

Computers & Services (3.1%)
Apple	9,100	1,104
CA	9,300	291
Oracle	20,900	838

		2,233

Diversified REIT’s (0.4%)
Select Income	10,500	263

Drug Retail (1.7%)
CVS Health	15,800	1,245

Electrical Services (10.3%)
Ameren	9,100	479
American Electric Power	12,700	814
Consolidated Edison	6,100	453
Duke Energy	9,100	715
Edison International	8,200	598
Entergy	14,000	1,003
Exelon	22,400	804
FirstEnergy	15,400	467
Korea Electric Power ADR*	19,700	361
Portland General Electric	3,700	161
Public Service Enterprise Group	26,500	1,173
Xcel Energy	8,000	330

		7,358

Environmental & Facilities Services (3.1%)
Republic Services, Cl A	19,300	1,107
Waste Management	16,000	1,112

		2,219

Food, Beverage & Tobacco (3.8%)
Altria Group	9,800	698
Dr Pepper Snapple Group	9,200	839
Sanderson Farms	5,400	491
Tyson Foods, Cl A	11,300	710

		2,738

General Merchandise Stores (2.7%)
Canadian Tire, Cl A	4,000	426
Target	22,800	1,470

		1,896

Health Care Distributors (1.1%)
Cardinal Health	10,000	750

Schedule of Investments January 31, 2017	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Health Care Facilities (0.4%)
HCA Holdings*	3,600	$289

Health Care REIT’s (1.8%)
Medical Properties Trust	20,800	265
National Health Investors	2,900	215
Senior Housing Properties Trust	25,500	486
Welltower	4,500	298

		1,264

Health Care Services (1.1%)
Express Scripts Holding*	3,100	214
Quest Diagnostics	5,900	542

		756

Homefurnishing Retail (0.2%)
Bed Bath & Beyond	3,500	141

Insurance (8.8%)
Allied World Assurance Holdings	5,700	303
Allstate	16,200	1,218
American Financial Group	4,700	405
Anthem	2,300	355
Axis Capital Holdings	9,800	627
Berkshire Hathaway, Cl B*	10,100	1,658
Travelers	9,400	1,107
UnitedHealth Group	2,500	405
WR Berkley	2,800	188

		6,266

IT Consulting & Other Services (3.8%)
Amdocs	17,900	1,051
International Business Machines	9,500	1,658

		2,709

Machinery (0.4%)
Deere	2,500	268

Mortgage REIT’s (3.5%)
Annaly Capital Management	97,500	996
Blackstone Mortgage Trust, Cl A	5,700	174
Chimera Investment	23,700	418
MFA Financial	60,600	478
Starwood Property Trust	19,000	423

		2,489

Office Equipment (0.5%)
Avery Dennison	4,400	321

	Shares	Value (000)
Office REIT’s (0.8%)
Piedmont Office Realty Trust, Cl A	25,200	$547

Paper Packaging (0.6%)
Bemis	3,200	156
Sonoco Products	4,900	269

		425

Petroleum & Fuel Products (2.2%)
Exxon Mobil	13,500	1,133
Valero Energy	6,800	447

		1,580

Pharmaceuticals (7.9%)
GlaxoSmithKline ADR	9,600	377
Johnson & Johnson	15,200	1,721
Merck	23,500	1,457
Pfizer	59,900	1,901
Teva Pharmaceutical Industries ADR	6,000	201

		5,657

Reinsurance (1.9%)
Everest Re Group	3,400	748
RenaissanceRe Holdings	1,700	232
Validus Holdings	6,500	370

		1,350

Residential REIT’s (0.5%)
Mid-America Apartment Communities	3,400	323

Retail (6.7%)
Cheesecake Factory	6,600	398
Darden Restaurants	11,500	843
Kohl’s	5,000	199
Kroger	20,700	703
North West	7,300	164
Sally Beauty Holdings*	17,200	409
Wal-Mart Stores	31,200	2,082

		4,798

Retail REIT’s (1.4%)
Brixmor Property Group	18,000	434
Retail Properties of America, Cl A	16,000	240
Tanger Factory Outlet Centers	10,200	349

		1,023

Semi-Conductors/Instruments (2.5%)
Intel	29,600	1,090
QUALCOMM	13,000	694

		1,784

Schedule of Investments January 31, 2017	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares/ Face Amount(000)	Value (000)
Specialized REIT’s (0.6%)
Omega Healthcare Investors	12,600	$404

Steel & Steel Works (0.3%)
Kaiser Aluminum	2,400	188

Telephones & Telecommunications (9.4%)
AT&T	41,900	1,767
BCE	5,700	257
Cisco Systems	36,300	1,115
Motorola Solutions	7,700	621
Nippon Telegraph & Telephone ADR	18,100	799
TELUS	22,300	744
Verizon Communications	28,800	1,412

		6,715

Wireless Telecommunication Services (0.6%)
China Mobile ADR	3,800	217
SK Telecom ADR	10,300	221

		438

Total Common Stock (Cost $66,344)		68,765

Repurchase Agreement (7.2%)
Morgan Stanley 0.330%, dated 01/31/17, to be repurchased on, 02/01/17, repurchase price $5,142 (collateralized by various US Treasury Notes, par values ranging from $1 - $3,564, 1% - 1.750%, 03/16/17 - 05/31/23 with total market value $ 5,245)	$5,142	5,142

Total Repurchase Agreement (Cost $5,142)		5,142

Total Investments — 103.8% (Cost $71,486) †		$73,907

Percentages are based on Net Assets of $71,230 (000).

*	Non-income producing security.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $71,486 (000), and the unrealized appreciation and depreciation were $4,392 (000) and $(1,971) (000) respectively.

ADR -	American Depositary Receipt
Cl -	Class
REIT -	Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,765	$—	$—	$68,765
Repurchase Agreement	—	5,142	—	5,142
Total Investments in Securities	$68,765	$5,142	$—	$73,907

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-007-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017